File No. 2-72836

811-3207

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 58  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 58  [X]

(Check appropriate box or boxes.)

General Money Market Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 __ on (date) pursuant to paragraph (b)

 ____ days after filing pursuant to paragraph (a)(1)

 __ on (date) pursuant to paragraph (a)(1)

 ____ days after filing pursuant to paragraph (a)(2)

 __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, General Money Market Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 19th day of April 2016.

General Money Market Fund, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	04/19/2016

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	04/19/2016

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	04/19/2016

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	04/19/2016

Francine J. Bovich

/s/ Peggy C. Davis*	Board Member	04/19/2016

Peggy C. Davis

/s/ Diane Dunst*	Board Member	04/19/2016

Diane Dunst

/s/ Robin A. Melvin*	Board Member	04/19/2016

Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	04/19/2016

Nathan Leventhal

*BY:	/s/ Joni L. Charatan

Joni L. Charatan Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.